UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Falcon Edge Capital, LP
Address: 660 Madison Avenue, 19th Floor
         New York, New York  10065

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Minshull
Title:     Chief Operating Officer
Phone:     212-803-9086

Signature, Place, and Date of Signing:

 /s/   James R. Minshull     New York, New York     February 11, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $461,886 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    30323   859000 SH       SOLE                   859000        0        0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108    16337   186900 SH       SOLE                   186900        0        0
APPLE INC                      COM              037833100    31771    59700 SH       SOLE                    59700        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    73599      549 SH       SOLE                      549        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    36350  1024800 SH       SOLE                  1024800        0        0
EQUINIX INC                    COM NEW          29444U502    14248    69100 SH       SOLE                    69100        0        0
GOOGLE INC                     CL A             38259P508    28083    39700 SH       SOLE                    39700        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184     6310   156000 SH       SOLE                   156000        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    26569   422000 SH       SOLE                   422000        0        0
MASTERCARD INC                 CL A             57636Q104     9727    19800 SH       SOLE                    19800        0        0
NEWS CORP                      CL A             65248E104    14388   564000 SH       SOLE                   564000        0        0
PRICELINE COM INC              COM NEW          741503403    13462    21700 SH       SOLE                    21700        0        0
QEP RES INC                    COM              74733V100    74607  2464720 SH       SOLE                  2464720        0        0
QEP RES INC                    COM              74733V100    25427   840000 SH  CALL SOLE                   840000        0        0
VISA INC                       COM CL A         92826C839    10990    72500 SH       SOLE                    72500        0        0
YAHOO INC                      COM              984332106    28155  1414800 SH       SOLE                  1414800        0        0
YANDEX N V                     SHS CLASS A      N97284108    21540  1000000 SH       SOLE                  1000000        0        0